Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Dividends received	$ 17,655	$ 6,200	$ 11,600
Teekay Knarr AS and Knarr L.L.C
Net cash acquired on business acquisition	$ 26,600